Segment information - Operating results by segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Revenue	$ 391,586	$ 329,613	$ 798,285	$ 653,678
Cost of sales	(278,813)	(236,734)	(573,109)	(465,261)
Gross profit	112,773	92,879	225,176	188,417
Adjusted EBITDA	$ 81,148	$ 64,338	$ 157,140	$ 126,957
Adjusted EBITDA Margin	20.70%	19.50%	19.70%	19.40%
Depreciation amortization and impairment of intangible assets and property, plant and equipment	$ (24,239)	$ (24,035)	$ (49,029)	$ (46,277)
Share of profit of joint venture	(144)	(133)	(293)	(262)
Adjustment items	25,692	(1,950)	19,972	(5,179)
Earnings before taxes and finance income/costs (operating result (EBIT))	82,457	38,220	127,790	75,239
Rubber
Disclosure of operating segments [line items]
Revenue	248,915	207,298	513,943	415,255
Cost of sales	(194,191)	(164,179)	(400,798)	(322,827)
Gross profit	54,724	43,119	113,145	92,428
Adjusted EBITDA	$ 35,923	$ 25,953	$ 71,579	$ 54,345
Adjusted EBITDA Margin	14.40%	12.50%	13.90%	13.10%
Depreciation amortization and impairment of intangible assets and property, plant and equipment	$ (14,470)	$ (14,769)	$ (29,374)	$ (28,771)
Share of profit of joint venture	(144)	(133)	(293)	(262)
Specialties
Disclosure of operating segments [line items]
Revenue	142,671	122,315	284,342	238,423
Cost of sales	(84,622)	(72,555)	(172,311)	(142,434)
Gross profit	58,049	49,760	112,031	95,989
Adjusted EBITDA	$ 45,225	$ 38,385	$ 85,561	$ 72,612
Adjusted EBITDA Margin	31.70%	31.30%	30.10%	30.40%
Depreciation amortization and impairment of intangible assets and property, plant and equipment	$ (9,769)	$ (9,266)	$ (19,655)	$ (17,506)
Share of profit of joint venture	$ 0	$ 0	$ 0	$ 0